RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Components of Net Periodic Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Amortization of net actuarial gain (loss)	$ 12	$ (2)
Amortization of prior service benefit	(1)	(1)
Pension Plan | UNITED STATES
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	0	0	$ 0
Interest cost on benefit obligation	21	21	14
Expected return on plan assets	(21)	(19)	(27)
Amortization of net actuarial (gain) loss	2	0	0
Amortization of prior service benefit	0	0	0
Total periodic benefit cost (benefit)	2	2	(13)
Settlement loss	(2)	(4)	(4)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial gain (loss)	31	22	16
Amortization of net actuarial gain (loss)	(2)	0	0
Amortization of prior service benefit	0	0	0
Loss due to settlement	2	(4)	(4)
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	35	18	12
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(31)	24	3
Pension Plan | Foreign Plan
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	15	16	22
Interest cost on benefit obligation	26	24	9
Expected return on plan assets	(37)	(36)	(43)
Amortization of net actuarial (gain) loss	(16)	(2)	25
Amortization of prior service benefit	0	0	0
Total periodic benefit cost (benefit)	(12)	2	13
Settlement loss	0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial gain (loss)	(24)	(13)	(83)
Amortization of net actuarial gain (loss)	(16)	(2)	25
Amortization of prior service benefit	0	0	0
Loss due to settlement	0	0	0
Foreign currency	2	2	11
Total recognized in other comprehensive (income) loss	(6)	(9)	(97)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(18)	(7)	(84)
Post-Retirement Benefit Plan | UNITED STATES
Net periodic benefit cost (benefit) [Abstract]
Service cost - benefits earned during the period	1	0	1
Interest cost on benefit obligation	4	4	2
Expected return on plan assets	(4)	(4)	(6)
Amortization of net actuarial (gain) loss	(1)	(1)	(2)
Amortization of prior service benefit	(1)	(1)	(1)
Total periodic benefit cost (benefit)	(1)	(2)	(6)
Settlement loss	0	0	0
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss [Abstract]
Net actuarial gain (loss)	(11)	9	15
Amortization of net actuarial gain (loss)	(1)	(1)	(2)
Amortization of prior service benefit	1	1	1
Loss due to settlement	0	0	0
Foreign currency	0	0	0
Total recognized in other comprehensive (income) loss	(9)	11	18
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ (10)	$ 9	$ 12